SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class A Shares subject to possible redemption at January 1, 2022
Class A Shares subject to possible redemption at December 31, 2023	31,618,000
Lamf Global Ventures Corp I [Member]
Class A Shares subject to possible redemption at January 1, 2022	261,900,213	258,060,000
Less: Class A Shares redeemed from the Trust Account	(235,015,086)
Accretion of carrying value to redemption value for the year ended December 31, 2023	5,193,525	3,840,213
Class A Shares subject to possible redemption at December 31, 2023	$ 32,078,652	$ 261,900,213